Note 14 - Shareholder Advances and Prefundings Related to The Anticipated Bridge Financing (Details Textual) - USD ($)			1 Months Ended	2 Months Ended	4 Months Ended	6 Months Ended
	Jul. 07, 2023	May 15, 2023	May 15, 2023	May 31, 2023	May 12, 2023	Jun. 30, 2023	Jun. 30, 2022	May 18, 2023
Proceeds from Shareholder Advances					$ 538,000	$ 1,228,015	$ 575,000
Advance Expected to Roll Into Near-term Capital Raise				$ 350,015				$ 340,000
Single Investor [Member]
Proceeds from Shareholder Advances		$ 488,000	$ 488,000
In Connection With Near Term Capital Raise [Member]
Proceeds from Shareholder Advances				$ 50,000
In Connection With Near Term Capital Raise [Member] | Subsequent Event [Member]
Proceeds from Shareholder Advances	$ 50,000
Payments of Shareholder Advances	$ 60,000